PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
U.S.
Change in plan assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	$ 551.2	$ 540.0
Actual return on plan assets	83.9	0.7
Plan transfer	2.0	2.0
Employer contribution	57.6	48.5
Benefits paid	(46.2)	(40.0)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	648.5	551.2
Int'l
Change in plan assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	441.3	426.6
Actual return on plan assets	62.7	19.7
Employer contribution	19.4	21.8
Participant contribution	4.1	4.7
Benefits paid	(22.3)	(21.2)
Pension settlements		(0.5)
Foreign currency translation	9.8	(8.2)
Transfer of assets to held for sale		(1.6)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	515.0	441.3
U.S. Postretirement Health Benefits
Change in plan assets
Employer contribution	2.5	2.2
Participant contribution	1.2	1.2
Benefits paid	$ (3.7)	$ (3.4)